Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.3%
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 1.28% (A), 07/22/2032 (B)	$ 10,000,000	$ 10,003,920
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 1.68% (A), 04/15/2031 (B)	9,500,000	9,505,463
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (B)	743,212	746,193
BXG Receivables Note Trust
Series 2013-A, Class A,
3.01%, 12/04/2028 (B)	2,154,913	2,155,069
Series 2017-A, Class A,
2.95%, 10/04/2032 (B)	3,562,012	3,640,992
Series 2020-A, Class A,
1.55%, 02/28/2036 (B)	7,917,856	7,932,241
CF Hippolyta LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (B)	6,184,716	6,332,876
CIFC Funding Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.63% (A), 04/15/2030 (B)	16,300,000	16,253,366
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 0.24% (A), 03/25/2047	4,566,046	4,502,154
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	3,060,989	3,107,391
Series 2019-1A, Class A,
2.89%, 02/20/2032 (B)	4,591,216	4,734,350
Series 2021-1A, Class B,
2.05%, 11/21/2033 (B)	4,027,558	4,077,756
Series 2021-1A, Class C,
2.70%, 11/21/2033 (B)	3,759,054	3,816,911
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (B)	511,552	512,591
Series 2020-1A, Class B,
2.16%, 05/15/2024 (B)	3,000,000	3,026,972
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 1.84% (A), 10/22/2025 (B)	4,911,429	4,912,215
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 1.68% (A), 04/20/2027 (B)	8,000,000	8,001,432
Hilton Grand Vacations Trust
Series 2019-AA, Class A,
2.34%, 07/25/2033 (B)	5,800,839	5,975,181
Series 2020-AA, Class A,
2.74%, 02/25/2039 (B)	4,226,712	4,395,921
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (A), 01/25/2061 (B)	6,338,446	6,426,033

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.58% (A), 10/15/2026 (B)	$ 10,000,000	$ 10,002,960
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (B)	4,705,757	4,764,009
Series 2020-1A, Class A,
1.74%, 10/20/2037 (B)	5,898,931	6,030,097
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (B)	6,316,868	6,328,935
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	5,597,593	5,781,131
Nelnet Student Loan Trust
Series 2021-A, Class APT1,
1.36%, 04/20/2062 (B)	9,680,742	9,709,106
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (B)	20,000,000	20,008,512
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (B)	16,000,000	16,038,395
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (B)	1,780,000	1,791,182
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (B)	15,000,000	15,044,100
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (B)	12,000,000	12,011,378
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (B)	1,500,000	1,503,175
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (B)	1,500,000	1,502,534
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (B)	14,758,000	14,730,618
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	1,678,129	1,683,302
Series 2016-A, Class A,
2.61%, 03/08/2029 (B)	3,641,926	3,685,262
Series 2018-A, Class C,
3.74%, 11/08/2030 (B)	2,449,832	2,506,443
Series 2019-A, Class C,
3.61%, 04/09/2038 (B)	4,719,881	4,877,651
OZLM Funding IV Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.84% (A), 10/22/2030 (B)	6,000,000	5,964,108
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (B)	1,778,650	1,829,107
Series 2018-3A, Class A,
3.69%, 09/20/2035 (B)	2,118,049	2,213,001
Series 2018-3A, Class D,
5.20%, 09/20/2035 (B)	2,070,392	2,133,832
Series 2019-2A, Class C,
3.12%, 05/20/2036 (B)	3,735,093	3,829,084
Series 2020-2A, Class A,
1.33%, 07/20/2037 (B)	5,008,664	5,049,279
Series 2020-2A, Class C,
3.51%, 07/20/2037 (B)	4,382,581	4,526,343
Series 2021-1A, Class B,
1.34%, 11/20/2037 (B)	10,979,670	11,028,157

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (B)	$ 411,749	$ 411,604
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (B)	6,550,000	6,576,525
TICP CLO III Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.48% (A), 04/20/2028 (B)	10,000,000	9,999,980
Towd Point Mortgage Trust
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	1,233,017	1,237,059
Series 2016-5, Class A1,
2.50% (A), 10/25/2056 (B)	4,103,590	4,167,609
Series 2017-2, Class A1,
2.75% (A), 04/25/2057 (B)	2,653,074	2,688,314
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	4,900,345	4,992,023
Series 2017-4, Class A1,
2.75% (A), 06/25/2057 (B)	5,923,467	6,089,904
Series 2017-6, Class A1,
2.75% (A), 10/25/2057 (B)	9,853,980	10,070,580
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	6,031,176	6,190,210
Series 2018-2, Class A1,
3.25% (A), 03/25/2058 (B)	15,405,923	15,950,604
Series 2018-3, Class A1,
3.75% (A), 05/25/2058 (B)	5,383,740	5,678,547
Series 2018-4, Class A1,
3.00% (A), 06/25/2058 (B)	11,159,580	11,595,453
Series 2020-4, Class A1,
1.75%, 10/25/2060 (B)	14,559,680	14,761,007
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (B)	11,000,000	11,037,774
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (B)	7,270,000	7,269,040
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (B)	9,179,497	9,400,122
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (B)	2,484,119	2,529,069
Wellfleet CLO Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 1.63% (A), 04/20/2028 (B)	15,000,000	15,000,990
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.75% (A), 10/20/2029 (B)	15,000,000	14,965,995

Total Asset-Backed Securities (Cost $441,252,985)		445,243,137

CORPORATE DEBT SECURITIES - 66.8%
Aerospace & Defense - 0.8%
Boeing Co.
1.43%, 02/04/2024	8,549,000	8,570,736
1.95%, 02/01/2024	9,965,000	10,217,598
L3 Harris Technologies, Inc.
3.85%, 06/15/2023	9,968,000	10,576,316

		29,364,650

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.9%
American Airlines Pass-Through Trust
4.38%, 04/01/2024	$ 3,409,379	$ 3,401,766
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,575,988
Delta Air Lines, Inc.
3.80%, 04/19/2023 (C)	9,957,000	10,274,655
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	143,220	143,076
Southwest Airlines Co.
5.25%, 05/04/2025	6,223,000	7,102,930
US Airways Pass-Through Trust
3.95%, 05/15/2027	4,171,785	4,214,116

		31,712,531

Auto Components - 0.8%
BorgWarner, Inc.
5.00%, 10/01/2025 (B)	25,318,000	29,268,349

Banks - 15.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	8,438,000	9,141,329
Banco Santander SA
Fixed until 06/30/2023, 0.70% (A), 06/30/2024	3,000,000	3,009,836
2.71%, 06/27/2024	8,400,000	8,856,540
3.85%, 04/12/2023	4,600,000	4,858,046
Bank of America Corp.
Fixed until 06/14/2023, 0.52% (A), 06/14/2024	19,825,000	19,829,261
3-Month LIBOR + 0.77%, 0.95% (A), 02/05/2026	9,968,000	10,100,379
SOFR + 0.97%, 1.02% (A), 07/22/2027	10,966,000	11,134,814
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	9,821,000	10,290,316
Banque Federative du Credit Mutuel SA
0.65%, 02/27/2024 (B)	10,000,000	10,001,993
2.13%, 11/21/2022 (B)	4,991,000	5,109,762
Barclays PLC
3-Month LIBOR + 1.38%, 1.54% (A), 05/16/2024	13,510,000	13,746,465
5.20%, 05/12/2026	13,335,000	15,346,318
BPCE SA
2.75%, 12/02/2021	8,737,000	8,813,469
5.15%, 07/21/2024 (B)	14,000,000	15,565,825
Canadian Imperial Bank of Commerce
0.45%, 06/22/2023	10,895,000	10,902,468
Fixed until 07/22/2022, 2.61% (A), 07/22/2023	4,425,000	4,522,309
CIT Bank NA
Fixed until 09/27/2024, 2.97% (A), 09/27/2025	6,927,000	7,299,326
Citigroup, Inc.
3-Month LIBOR + 1.02%, 1.16% (A), 06/01/2024	14,675,000	14,882,105
Fixed until 11/04/2021, 2.31% (A), 11/04/2022	9,909,000	9,959,001
Commerzbank AG
8.13%, 09/19/2023 (B)	8,000,000	9,081,279
Cooperatieve Rabobank UA
Fixed until 06/24/2025, 1.34% (A), 06/24/2026 (B)	5,000,000	5,047,176
3.95%, 11/09/2022	10,100,000	10,552,710
Credit Agricole SA
4.38%, 03/17/2025 (B)	9,207,000	10,151,380

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Credit Suisse AG
SOFR + 0.39%, 0.44% (A), 02/02/2024	$ 16,749,000	$ 16,756,202
3.63%, 09/09/2024	6,936,000	7,537,227
6.50%, 08/08/2023 (B)	5,462,000	6,021,855
Danske Bank A/S
1.23%, 06/22/2024 (B)	10,000,000	10,113,562
Fixed until 09/20/2021, 3.00% (A), 09/20/2022 (B)	10,000,000	10,030,618
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,721,282
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	6,340,000	6,498,481
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 1.16% (A), 05/18/2024	10,000,000	10,129,299
Huntington Bancshares, Inc.
2.30%, 01/14/2022	6,266,000	6,314,012
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (B)	11,000,000	11,709,993
3.38%, 01/12/2023 (B)	5,000,000	5,194,522
JPMorgan Chase & Co.
SOFR + 0.58%, 0.63% (A), 03/16/2024	10,000,000	10,064,637
SOFR + 0.89%, 0.94% (A), 04/22/2027 (C)	14,954,000	15,163,720
3.88%, 09/10/2024	4,920,000	5,355,588
Fixed until 12/05/2023, 4.02% (A), 12/05/2024	10,000,000	10,779,452
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (A), 05/11/2024	10,000,000	10,038,687
4.50%, 11/04/2024	10,740,000	11,914,666
MUFG Union Bank NA
3.15%, 04/01/2022	11,000,000	11,189,680
Natwest Group PLC
6.00%, 12/19/2023	12,464,000	13,937,599
6.13%, 12/15/2022	4,985,000	5,343,530
Nordea Bank Abp
1.00%, 06/09/2023 (B)	8,797,000	8,904,924
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,481,131
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (B)	2,357,000	2,661,905
Santander UK PLC
5.00%, 11/07/2023 (B)	10,000,000	10,866,000
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	5,000,000	4,994,658
Fixed until 10/14/2022, 1.32% (A), 10/14/2023 (B)	10,220,000	10,311,321
Svenska Handelsbanken AB
3.90%, 11/20/2023	10,000,000	10,820,177
Swedbank AB
1.30%, 06/02/2023 (B)	9,000,000	9,142,560
Synovus Bank
Fixed until 02/10/2022, 2.29% (A), 02/10/2023	9,052,000	9,116,764
Truist Bank
SOFR + 0.73%, 0.78% (A), 03/09/2023	7,250,000	7,303,820
2.80%, 05/17/2022(C)	6,013,000	6,125,503
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	8,885,000	9,066,567
6.57%, 01/14/2022 (B)	10,000,000	10,255,601
US Bancorp
2.40%, 07/30/2024	9,070,000	9,550,571
Wells Fargo & Co.
3.75%, 01/24/2024	14,000,000	15,050,236

		555,668,457

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.8%
Constellation Brands, Inc.
2.65%, 11/07/2022	$ 5,537,000	$ 5,694,619
Keurig Dr. Pepper, Inc.
0.75%, 03/15/2024	15,849,000	15,871,791
4.42%, 05/25/2025	7,016,000	7,895,209

		29,461,619

Biotechnology - 0.9%
AbbVie, Inc.
2.90%, 11/06/2022	9,969,000	10,280,673
3.80%, 03/15/2025	9,966,000	10,916,317
Gilead Sciences, Inc.
0.75%, 09/29/2023	11,877,000	11,883,549

		33,080,539

Building Products - 0.3%
Owens Corning
4.20%, 12/01/2024	9,968,000	10,940,162

Capital Markets - 4.7%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,128,129
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,291,414
Deutsche Bank AG
0.90%, 05/28/2024	9,850,000	9,839,218
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	6,000,000	6,517,071
Goldman Sachs Group, Inc.
SOFR + 0.58%, 0.62% (A), 03/08/2024	16,824,000	16,879,927
3-Month LIBOR + 1.17%, 1.33% (A), 05/15/2026	4,984,000	5,114,502
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	20,961,000	21,082,165
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	8,712,000	8,760,549
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (A), 01/12/2027 (B)	14,952,000	14,921,620
Morgan Stanley
Fixed until 07/22/2024, 2.72% (A), 07/22/2025	4,981,000	5,245,938
4.10%, 05/22/2023	14,873,000	15,827,639
4.88%, 11/01/2022	25,065,000	26,412,179
State Street Corp.
Fixed until 03/30/2022, 2.83% (A), 03/30/2023	1,492,000	1,517,520
3.10%, 05/15/2023 (C)	11,076,000	11,622,903
UBS AG
1.75%, 04/21/2022 (B)	4,441,000	4,485,154
UBS Group AG
Fixed until 07/30/2023, 1.01% (A), 07/30/2024 (B)	3,000,000	3,022,304

		169,668,232

Chemicals - 1.1%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	5,512,000	5,947,468
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022 (B)	4,322,000	4,328,681
LYB International Finance III LLC
1.25%, 10/01/2025	4,983,000	5,010,829

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Mosaic Co.
3.75%, 11/15/2021	$ 12,074,000	$ 12,087,603
Syngenta Finance NV
4.44%, 04/24/2023 (B)	10,000,000	10,544,941

		37,919,522

Commercial Services & Supplies - 1.1%
Ashtead Capital, Inc.
4.13%, 08/15/2025 (B)	20,957,000	21,402,336
Triton Container International Ltd.
0.80%, 08/01/2023 (B) (D)	19,832,000	19,827,693

		41,230,029

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022	10,889,000	11,185,181

Construction Materials - 0.9%
CRH America, Inc.
3.88%, 05/18/2025 (B)	10,000,000	11,004,119
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	19,809,000	19,847,892

		30,852,011

Consumer Finance - 4.2%
Ally Financial, Inc.
4.13%, 02/13/2022	8,145,000	8,303,935
5.75%, 11/20/2025	6,976,000	7,975,126
American Honda Finance Corp.
0.88%, 07/07/2023	11,959,000	12,077,774
BMW US Capital LLC
SOFR + 0.53%, 0.58% (A), 04/01/2024 (B) (C)	15,882,000	16,021,666
3.40%, 08/13/2021 (B) (C)	11,846,000	11,856,440
Daimler Finance North America LLC
0.75%, 03/01/2024 (B)	13,548,000	13,582,501
3.40%, 02/22/2022 (B)	7,000,000	7,118,786
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	7,233,000	7,551,206
General Motors Financial Co., Inc.
SOFR + 0.76%, 0.80% (A), 03/08/2024	14,954,000	15,067,499
3.55%, 07/08/2022	9,957,000	10,243,266
4.15%, 06/19/2023	4,587,000	4,878,368
Hyundai Capital America
0.80%, 04/03/2023 - 01/08/2024 (B)	24,933,000	24,899,301
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (B)	10,000,000	10,258,334

		149,834,202

Containers & Packaging - 0.6%
Berry Global, Inc.
0.95%, 02/15/2024 (B)	5,506,000	5,512,883
1.57%, 01/15/2026 (B)	4,984,000	5,012,907
4.88%, 07/15/2026 (B) (C)	9,968,000	10,516,240

		21,042,030

Diversified Consumer Services - 0.5%
Nationwide Building Society
0.55%, 01/22/2024 (B)	10,000,000	9,987,643
Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (B)	6,821,000	7,149,140

		17,136,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 6,030,000	$ 6,241,400
AIG Global Funding
0.65%, 06/17/2024 (B)	10,966,000	10,963,627
0.80%, 07/07/2023 (B) (C)	6,976,000	7,036,124
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	2,234,000	2,254,282
2.88%, 01/20/2022 (B)	5,506,000	5,551,824
5.50%, 12/15/2024 (B)	10,832,000	12,272,339
Element Fleet Management Corp.
1.60%, 04/06/2024 (B) (C)	2,998,000	3,048,980
3.85%, 06/15/2025 (B) (C)	8,707,000	9,436,122
Voya Financial, Inc.
3.13%, 07/15/2024	9,332,000	9,940,562

		66,745,260

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
SOFR + 0.64%, 0.69% (A), 03/25/2024	6,928,000	6,943,864
0.90%, 03/25/2024	19,939,000	19,993,686
Verizon Communications, Inc.
SOFR + 0.79%, 0.84% (A), 03/20/2026	16,946,000	17,234,812

		44,172,362

Electric Utilities - 3.5%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,849,429
2.95%, 12/15/2022	8,469,000	8,704,670
Duke Energy Corp.
3.05%, 08/15/2022	21,461,000	21,914,556
Entergy Corp.
4.00%, 07/15/2022	8,552,000	8,794,477
Evergy, Inc.
2.45%, 09/15/2024	11,565,000	12,165,245
FirstEnergy Corp.
4.75%, 03/15/2023	6,261,000	6,589,702
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,695,343
Metropolitan Edison Co.
3.50%, 03/15/2023 (B)	12,044,000	12,488,316
NextEra Energy Capital Holdings, Inc.
SOFR + 0.54%, 0.58% (A), 03/01/2023	9,635,000	9,681,113
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	10,771,000	11,448,889
Pacific Gas & Electric Co.
1.75%, 06/16/2022	8,781,000	8,768,976
Southern Co.
0.60%, 02/26/2024	9,968,000	9,992,789

		128,093,505

Electrical Equipment - 0.3%
Siemens Financieringsmaatschappij NV
SOFR + 0.43%, 0.48% (A), 03/11/2024 (B)	10,000,000	10,073,800

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	17,824,728
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	13,044,000	13,765,072
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	11,215,000	11,365,057
National Retail Properties, Inc.
3.60%, 12/15/2026	9,370,000	10,313,042

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Office Properties Income Trust
2.65%, 06/15/2026	$ 9,969,000	$ 10,251,534
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	8,370,000	9,108,495

		72,627,928

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
0.80%, 02/10/2024 (B) (C)	8,886,000	8,887,501
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.50%, 02/15/2023 (B)	3,984,000	4,078,620

		12,966,121

Food Products - 0.8%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	3,594,000	3,657,796
Campbell Soup Co.
3.65%, 03/15/2023	7,064,000	7,405,158
Cargill, Inc.
1.38%, 07/23/2023 (B)	9,965,000	10,157,460
Mondelez International, Inc.
0.63%, 07/01/2022	8,881,000	8,916,426

		30,136,840

Health Care Equipment & Supplies - 1.0%
Becton Dickinson & Co.
3-Month LIBOR + 1.03%, 1.16% (A), 06/06/2022	2,726,000	2,746,930
2.89%, 06/06/2022	11,889,000	12,125,524
DH Europe Finance II SARL
2.05%, 11/15/2022	10,888,000	11,138,265
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,975,110

		34,985,829

Health Care Providers & Services - 1.4%
Cigna Corp.
0.61%, 03/15/2024	4,941,000	4,942,972
3-Month LIBOR + 0.89%, 1.02% (A), 07/15/2023	12,689,000	12,851,968
CVS Health Corp.
2.63%, 08/15/2024	4,979,000	5,253,048
HCA, Inc.
5.00%, 03/15/2024	14,941,000	16,527,807
Laboratory Corp. of America Holdings
2.30%, 12/01/2024 (C)	9,959,000	10,434,215

		50,010,010

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
4.50%, 08/15/2024 (C)	4,287,000	4,707,234
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	4,479,000	4,736,663
Las Vegas Sands Corp.
3.20%, 08/08/2024	8,963,000	9,358,358

		18,802,255

Household Durables - 0.8%
Lennar Corp.
5.88%, 11/15/2024 (C)	21,852,000	24,768,477
Newell Brands, Inc.
4.35%, 04/01/2023	2,235,000	2,335,575

		27,104,052

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 2.7%
Aon Corp.
2.20%, 11/15/2022	$ 7,967,000	$ 8,160,268
Athene Global Funding
1.20%, 10/13/2023 (B)	9,881,000	10,005,857
3.00%, 07/01/2022 (B)	4,205,000	4,306,646
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (B)	14,953,000	15,056,572
Brown & Brown, Inc.
4.20%, 09/15/2024	12,098,000	13,265,413
Five Corners Funding Trust
4.42%, 11/15/2023 (B)	8,785,000	9,548,735
Jackson National Life Global Funding
3.30%, 02/01/2022 (B)	9,000,000	9,135,797
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	9,500,193
Principal Life Global Funding II
2.25%, 11/21/2024 (B)	8,666,000	9,040,230
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	9,969,000	9,999,998

		98,019,709

IT Services - 0.6%
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	8,789,000	8,791,914
Fiserv, Inc.
2.75%, 07/01/2024	13,481,000	14,271,796

		23,063,710

Machinery - 0.3%
Otis Worldwide Corp.
3-Month LIBOR + 0.45%, 0.59% (A), 04/05/2023	9,962,000	9,962,697

Media - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026 (B)	5,461,000	5,646,674
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	14,947,000	16,963,615
Comcast Corp.
3.70%, 04/15/2024	6,390,000	6,923,629
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	8,784,825
Discovery Communications LLC
2.95%, 03/20/2023	6,297,000	6,534,694
Sky Ltd.
3.13%, 11/26/2022 (B)	6,970,000	7,224,063
ViacomCBS, Inc.
4.75%, 05/15/2025	4,463,000	5,054,242

		57,131,742

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	12,178,000	12,621,279
4.55%, 11/14/2024	5,068,000	5,510,943
Glencore Funding LLC
3.00%, 10/27/2022 (B) (C)	6,974,000	7,162,813

		25,295,035

Multi-Utilities - 1.4%
Black Hills Corp.
4.25%, 11/30/2023	9,898,000	10,628,273

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc.
2.45%, 01/15/2023 (B)	$ 7,820,000	$ 8,044,792
2.72% (E), 08/15/2021	7,100,000	7,103,053
DTE Energy Co.
2.53%, 10/01/2024	10,070,000	10,563,433
NiSource, Inc.
0.95%, 08/15/2025	14,951,000	14,866,505

		51,206,056

Oil, Gas & Consumable Fuels - 3.5%
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	10,018,000	11,445,465
DCP Midstream Operating, LP
5.38%, 07/15/2025	16,350,000	18,066,750
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	9,256,695
Energy Transfer, LP
4.20%, 09/15/2023	4,980,000	5,314,169
Eni SpA
4.00%, 09/12/2023 (B)	8,629,000	9,211,066
MPLX, LP
3.50%, 12/01/2022	8,683,000	9,006,106
4.88%, 12/01/2024	5,661,000	6,324,720
Phillips 66
0.90%, 02/15/2024	10,499,000	10,508,200
Pioneer Natural Resources Co.
0.75%, 01/15/2024	9,927,000	9,929,412
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	1,570,000	1,678,605
3.85%, 10/15/2023	6,324,000	6,686,031
4.65%, 10/15/2025	5,976,000	6,700,361
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (B)	3,000,000	2,996,610
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	8,281,000	8,868,122
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (B)	1,737,000	1,754,113
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,758,369

		126,504,794

Pharmaceuticals - 1.9%
AstraZeneca PLC
2.38%, 06/12/2022	9,966,000	10,134,474
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	10,000,000	10,697,811
Bayer US Finance LLC
3.00%, 10/08/2021 (B)	7,474,000	7,507,656
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	5,430,000	5,792,522
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	9,188,000	9,220,913
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/2023	15,000,000	16,257,531
Viatris, Inc.
1.13%, 06/22/2022 (B)	4,078,000	4,101,794
1.65%, 06/22/2025 (B) (C)	4,983,000	5,069,745

		68,782,446

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	8,195,000	8,647,044

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
3.63%, 05/01/2022 (B)	12,397,000	12,637,592
5.50%, 01/15/2023 (B)	6,127,000	6,500,648

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian Pacific Railway Co.
9.45%, 08/01/2021	$ 7,000,000	$ 7,000,000
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,705,685

		30,843,925

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.
3.15%, 11/15/2025	16,947,000	18,220,014
KLA Corp.
4.65%, 11/01/2024	8,678,000	9,691,294
Microchip Technology, Inc.
0.98%, 09/01/2024(B)	10,254,000	10,239,132
Micron Technology, Inc.
2.50%, 04/24/2023	4,701,000	4,841,936
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (B)	10,000,000	10,347,752
4.63%, 06/01/2023 (B)	10,000,000	10,711,095
QUALCOMM, Inc.
2.60%, 01/30/2023	5,815,000	6,007,038
Skyworks Solutions, Inc.
0.90%, 06/01/2023	6,931,000	6,957,857

		77,016,118

Software - 1.1%
Infor, Inc.
1.45%, 07/15/2023 (B)	11,692,000	11,835,065
1.75%, 07/15/2025 (B)	9,836,000	10,096,811
Intuit, Inc.
0.65%, 07/15/2023	10,450,000	10,513,804
VMware, Inc.
0.60%, 08/15/2023 (D)	6,978,000	6,988,709

		39,434,389

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	9,272,477
4.45%, 10/02/2023	4,984,000	5,380,718

		14,653,195

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.
1.70%, 06/15/2022	6,094,000	6,171,970
VF Corp.
2.05%, 04/23/2022	9,966,000	10,087,074

		16,259,044

Tobacco - 0.6%
BAT Capital Corp.
3.22%, 08/15/2024	6,562,000	6,965,913
BAT International Finance PLC
1.67%, 03/25/2026	14,947,000	15,095,786

		22,061,699

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.25%, 01/15/2023	15,548,000	15,937,831

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.5%
GXO Logistics, Inc.
1.65%, 07/15/2026 (B)	$ 10,966,000	$ 10,932,334
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (B)	7,966,000	8,537,644

		19,469,978

Wireless Telecommunication Services - 0.4%
Sprint Corp.
7.88%, 09/15/2023	2,975,000	3,366,391
T-Mobile USA, Inc.
3.50%, 04/15/2025	10,291,000	11,175,820

		14,542,211

Total Corporate Debt Securities (Cost $2,368,336,465)		2,412,913,882

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (B)	2,175,000	2,303,251

Total Foreign Government Obligation (Cost $2,169,567)		2,303,251

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (A), 03/01/2028	9,975,000	9,962,531

Total Loan Assignment (Cost $9,904,136)		9,962,531

MORTGAGE-BACKED SECURITIES - 17.1%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (A), 05/15/2035 (B)	3,000,000	3,034,473
Series 2018-20TS, Class C,
3.10% (A), 05/15/2035 (B)	10,900,000	10,902,450
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 1.34% (A), 09/15/2034 (B)	16,000,000	15,999,984
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.49% (A), 04/15/2035 (B)	18,800,000	18,729,592
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.19% (A), 04/15/2035 (B)	10,520,000	10,480,585
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.89% (A), 09/15/2032 (B)	5,000,000	4,993,722
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.29% (A), 08/15/2036 (B)	15,300,000	15,309,322
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.79% (A), 08/15/2036 (B)	15,254,000	15,263,296

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.21% (A), 03/15/2037 (B)	$ 16,015,000	$ 15,714,957
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.53% (A), 03/15/2037 (B)	15,000,000	14,525,265
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 1.99% (A), 07/15/2035 (B)	14,900,000	14,904,397
BX
Series 2021-MFM1, Class B,
1-Month LIBOR + 0.95%, 1.04% (A), 01/15/2034 (B)	6,500,000	6,503,907
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 1.29% (A), 01/15/2034 (B)	4,000,000	3,999,999
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.54% (A), 10/15/2036 (B)	10,724,038	10,750,956
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 1.49% (A), 10/15/2037 (B)	5,900,000	5,899,998
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.31% (A), 05/15/2035 (B)	5,480,000	5,485,024
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 1.86% (A), 05/15/2035 (B)	6,250,000	6,255,742
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.09% (A), 11/15/2034 (B)	11,825,000	11,042,378
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.84% (A), 12/15/2037 (B)	9,760,000	9,784,287
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.84% (A), 07/15/2030 (B)	10,000,000	9,839,654
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.34% (A), 11/15/2036 (B)	17,400,000	17,438,009
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	1,914,109	2,015,502
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	5,887,431	6,068,956
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.77% (A), 11/15/2038 (B)	14,650,000	14,663,534
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.39% (A), 12/15/2031 (B)	12,312,000	12,311,995

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (A), 01/25/2060 (B)	$ 14,083,419	$ 13,978,462
Series 2021-RPL3, Class A1,
2.00% (A), 01/25/2060 (B)	8,940,408	9,115,432
Series 2021-RPL6, Class A1,
2.00% (A), 10/25/2060 (B) (F)	16,500,000	16,859,784
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 0.95% (A), 06/15/2034 (B)	12,500,000	12,484,937
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.10% (A), 06/15/2034 (B)	2,500,000	2,484,498
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 2.49% (A), 12/19/2030 (B)	10,000,000	9,997,291
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.79% (A), 07/15/2038 (B)	6,170,000	6,200,927
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (A), 12/10/2036 (B)	15,000,000	15,768,357
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.73% (A), 12/15/2036 (B)	9,960,000	9,959,901
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (B)	2,157,944	2,172,191
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.45%, 1.54% (A), 12/15/2034 (B)	14,000,000	13,991,638
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.69% (A), 11/15/2036 (B)	7,077,752	7,079,972
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (A), 06/10/2027 (B)	10,000,000	2,691,251
KKR Industrial Portfolio Trust
Series 2020-AIP, Class D,
1-Month LIBOR + 2.03%, 2.12% (A), 03/15/2037 (B)	9,642,057	9,666,243
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.79% (A), 11/15/2036 (B)	10,730,000	10,736,292
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (A), 04/25/2055 (B)	6,446,232	6,584,970
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (A), 07/25/2060 (B)	5,586,704	5,579,279

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MHP
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 1.15% (A), 07/15/2038 (B) (D)	$ 3,000,000	$ 3,005,639
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 1.45% (A), 07/15/2038 (B) (D)	5,000,000	5,010,961
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.29% (A), 11/15/2034 (B)	15,700,000	15,590,513
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.49% (A), 07/15/2035 (B)	10,850,000	10,853,135
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.19% (A), 05/15/2036 (B)	6,720,000	6,261,578
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (A), 12/15/2036 (B)	7,000,000	7,016,841
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (A), 12/15/2036 (B)	5,200,000	5,212,522
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (B)	3,614,868	3,541,765
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.27% (A), 10/15/2037 (B)	11,780,000	11,798,297
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.74% (A), 10/15/2037 (B)	9,220,000	9,237,193
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	1,382,214	1,461,084
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,798,362	1,918,813
Series 2016-4A, Class A1,
3.75% (A), 11/25/2056 (B)	3,041,428	3,233,400
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	5,253,833	5,660,503
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	3,227,133	3,457,410
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.59% (A), 06/25/2057 (B)	3,409,611	3,463,966
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	3,407,217	3,652,500
Series 2018-2A, Class A1,
4.50% (A), 02/25/2058 (B)	5,392,898	5,749,746
Series 2018-RPL1, Class A1,
3.50% (A), 12/25/2057 (B)	3,486,216	3,608,201
Series 2019-2A, Class A1,
4.25% (A), 12/25/2057 (B)	6,360,148	6,707,275
Series 2019-3A, Class A1A,
3.75% (A), 11/25/2058 (B)	7,617,518	8,194,824
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	6,558,316	6,915,683
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	8,525,425	8,885,602
Series 2019-RPL2, Class A1,
3.25% (A), 02/25/2059 (B)	13,522,842	14,179,047
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.04% (A), 01/15/2026 (B)	12,500,000	12,577,801

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 0.28% (A), 12/20/2036 (B)	$ 2,667,476	$ 2,662,910
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month LIBOR + 2.40%, 2.49% (A), 05/15/2038 (B)	9,900,000	9,977,079
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.50%, 1.60% (A), 11/11/2034 (B)	12,151,204	12,151,711
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	7,525,515	7,798,747

Total Mortgage-Backed Securities (Cost $622,354,672)		617,054,155

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 2.39% (A), 08/01/2037	304,028	305,439

Total U.S. Government Agency Obligation (Cost $308,292)		305,439

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (H)	25,708,418	25,708,418

Total Other Investment Company (Cost $25,708,418)		25,708,418

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.00% (H), dated 07/30/2021, to be repurchased at $138,754,113 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $141,529,256.	$ 138,754,113	138,754,113

Total Repurchase Agreement (Cost $138,754,113)		138,754,113

Total Investments (Cost $3,608,788,648)		3,652,244,926
Net Other Assets (Liabilities) - (1.1)%		(41,405,260)

Net Assets - 100.0%		$ 3,610,839,666

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$445,243,137	$—	$445,243,137
Corporate Debt Securities	—	2,412,913,882	—	2,412,913,882
Foreign Government Obligation	—	2,303,251	—	2,303,251
Loan Assignment	—	9,962,531	—	9,962,531
Mortgage-Backed Securities	—	617,054,155	—	617,054,155
U.S. Government Agency Obligation	—	305,439	—	305,439
Other Investment Company	25,708,418	—	—	25,708,418
Repurchase Agreement	—	138,754,113	—	138,754,113

Total Investments	$25,708,418	$3,626,536,508	$—	$3,652,244,926

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $1,819,376,267, representing 50.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,148,823, collateralized by cash collateral of $25,708,418 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $986,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2021; the maturity date disclosed is the ultimate maturity date.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the value of the security is $16,859,784, representing 0.5% of the Fund’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 12